FIRST FUNDS

Core Equity Portfolio (formerly, Growth & Income Portfolio)

Capital Appreciation Portfolio

Intermediate Bond Portfolio

Tennessee Tax-Free Portfolio

U.S. Government Money Market Portfolio

Municipal Money Market Portfolio

Cash Reserve Portfolio

SUPPLEMENT DATED JULY 30, 2003 TO THE

STATEMENTS OF ADDITIONAL INFORMATION

DATED OCTOBER 28, 2002

The following information supplements and should be read in conjunction with the information provided in each Portfolio’s Statement of Additional Information (“SAI”) dated October 28, 2002.

The following table should be inserted under the section entitled “Trustees and Officers” of each Portfolio’s SAI:

Name, Address & Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee
Charles Burkett, age 52 1625 Broadway, Suite 2200 Denver, Colorado 80202	Trustee	June 2003 to Present	Mr. Burkett is currently the President, Memphis Financial Services, of First Tennessee Bank. Mr. Burkett served as an Executive Vice President, Manager Affluent Markets, First Tennessee Bank, from 1997 to 2001. Mr. Burkett is a director of certain First Tennessee affiliates, including First Tennessee Brokerage, a broker/dealer and Highland Capital Management Corp. and Martin & Company, both investment advisers and affiliates of First Tennessee. Because of his affiliation with First Tennessee, Mr. Burkett is considered an “Interested” Trustee of First Funds Trust.	7

The following table should be inserted under the section entitled “Trustees and Officers” of each Portfolio’s SAI:

As of December 31, 2002, the dollar range of equity securities in the Funds beneficially owned by Trustees who are “interested persons” of the Trust were as follows:

Interested Trustees	Dollar Range of Equity Securities in the Fund							Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	Core Equity Portfolio	Capital Appreciation Portfolio	Intermediate Bond Portfolio	Tennessee Tax Free Portfolio	U.S. Government Money Market Portfolio	Municipal Money Market Portfolio	Cash Reserve Portfolio
Charles Burkett	$10,001 - $50,000	None	None	None	None	None	None	$10,001 - $50,000